UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Sun Valley Gold LLC

Address:    620 Sun Valley Road
            P.O. Box 2759
            Sun Valley, Idaho  83353

13F File Number: 28-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  President of Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:


/s/ Peter F. Palmedo            Sun Valley, Idaho                  8/11/06
----------------------      --------------------------       -------------------
     [Signature]                 [City, State]                      [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

No.      Form 13-F File Number          Name
---      ---------------------          -----

1.       28-11778                       Geologic Resource Partners LLC

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $253,216
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


           NONE

                                   FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7    COLUMN 8

                               TITLE                          VALUE    SHRS OR   SH/  PUT/   INVESTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN  CALL   DISCRETN  MGRS   SOLE      SHARED  NONE
--------------                 --------          -----       --------  -------   ---  ----   --------  ----   ----      ------  ----
AGNICO EAGLE MINES LTD         COM               008474108   11,578      350,000 SH          SOLE      NONE     350,000
ANGLOGOLD ASHANTI LTD          SPONS ADR         035128206    8,325      173,000 SH          SOLE      NONE     173,000
APEX SILVER MINES LTD          ORD               G04074103    1,550      103,000 SH          SOLE      NONE     103,000
AURIZON MINES LTD              COM               05155P106    8,024    2,889,500 SH          SOLE      NONE   2,889,500
BARRICK GOLD CORP              COM               067901108   13,137      443,819 SH          SOLE      NONE     443,819
BEMA GOLD CORP                 COM               08135F107    1,936      385,655 SH          SOLE      NONE     385,655
CAMBIOR INC                    COM               13201L103    5,151    1,897,620 SH          SOLE      NONE   1,897,620
CUMBERLAND RES LTD             COM               23077r100    6,064    1,284,400 SH          SOLE      NONE   1,284,400
ELDORADO GOLD CORP NEW         COM               284902103      201       41,300 SH          SOLE      NONE      41,300
FREEPORT-MCMORAN COPPER & GO   CLB               35671d857   10,467      188,900 SH          SOLE      NONE     188,900
GAMMON LAKE RES INC            COM               364915108      827       60,000 SH          SOLE      NONE      60,000
GLAMIS GOLD LTD                COM               376775102    3,407       90,000 SH          SOLE      NONE      90,000
GOLD FIELDS LTD NEW            SPONS ADR         38059t106    5,993      261,700 SH          SOLE      NONE     261,700
GOLD RES INC                   CLA               38068N108    3,334      580,658 SH          SOLE      NONE     580,658
GOLDCORP INC NEW               COM               380956409   31,404    1,039,172 SH          SOLE      NONE   1,039,172
GOLDEN STAR RES LTD CDA        COM               38119T104    4,788    1,617,640 SH          SOLE      NONE   1,617,640
HARMONY GOLD MNG LTD           SPONS ADR         413216300    6,043      370,991 SH          SOLE      NONE     370,991
HECLA MNG CO                   COM               422704106   13,742    2,617,600 SH          SOLE      NONE   2,617,600
IMA EXPLORATION INC            COM               449664101    4,810    1,652,000 SH          SOLE      NONE   1,652,000
KIMBER RES INC                 COM               49435N101    4,278    2,032,200 SH          SOLE      NONE   2,032,200
KINROSS GOLD CORP              COM NO PAR        496902404    6,586      604,776 SH          SOLE      NONE     604,776
MERIDIAN GOLD INC              COM               589975101    4,752      150,000 SH          SOLE      NONE     150,000
METALLICA RES INC              COM               59125J104    4,337    1,419,600 SH          SOLE      NONE   1,419,600
MINEFINDERS LTD                COM               602900102    8,724    1,071,400 SH          SOLE      NONE   1,071,400
MIRAMAR MINING CORP            COM               60466E100    5,535    1,518,010 SH          SOLE      NONE   1,518,010
NEWMONT MINING CORP            COM               651639106    3,889       73,480 SH          SOLE      NONE      73,480
RANDGOLD RES LTD               ADR               752344309    6,849      326,145 SH          SOLE      NONE     326,145
ROYAL GOLD INC                 COM               780287108      290       10,416 SH          SOLE      NONE      10,416
SILVER WHEATON CORP            COM               828336107      292       31,070 SH          SOLE      NONE      31,070
STREETRACKSGOLD TR             GOLD SHS          863307104    2,266       37,000 SH          SOLE      NONE      37,000
YAMANA GOLD INC                COM               98462Y100      891       90,765 SH          SOLE      NONE      90,765
AGNICO EAGLE MINES LTD         COM               008474108   17,202      520,000      PUT    SOLE      NONE     520,000
GOLDCORP INC NEW               COM               380956409   18,132      600,000      PUT    SOLE      NONE     600,000
GLAMIS GOLD LTD                COM               376775102   13,251      350,000      PUT    SOLE      NONE     100,000
MERIDIAN GOLD INC              COM               589975101    7,920      250,000      PUT    SOLE      NONE     250,000
ROYAL GOLD INC                 COM               780287108    2,782      100,000      PUT    SOLE      NONE     100,000
STILLWATER MNG CO              COM               86074Q102    1,268      100,000      PUT    SOLE      NONE     100,000
GOLDCORP INC NEW               W EXP 06/09/201   380956177    2,206      190,007 SH          SOLE      NONE     190,007
DURBAN ROODEPORT DEEP LTD      NOTE 6.000% 11/1  266597AB9      985    1,000,000 PRN         SOLE      NONE   3,000,000



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